LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Principal
CORPORATE BONDS - 72.3%	Amount	Value
Aerospace & Defense - 5.0%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	3,105,000	$3,100,909
1.350%, 06/01/2025
Callable 05/01/2025	3,000,000	2,895,293
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	6,650,000	6,750,115
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	1,750,000	1,781,788
		14,528,105
Air Freight & Logistics - 1.0%
United Parcel Service, Inc.
2.450%, 10/01/2022	3,000,000	3,014,130

Banks - 5.3%
Bank of America Corp.:
3.300%, 01/11/2023	2,000,000	2,023,040
4.450%, 03/03/2026	2,000,000	2,071,700
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	2,028,112
The Bank of New York Mellon Corp.
2.800%, 05/04/2026
Callable 02/04/2026	300,000	300,270
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	2,500,000	2,531,603
3.300%, 05/15/2026
Callable 04/15/2026	4,333,000	4,367,928
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	2,046,275
		15,368,928
Beverages - 0.8%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	2,225,000	2,161,257

Biotechnology - 2.7%
AbbVie, Inc.
2.900%, 11/06/2022	2,115,000	2,129,296
Amgen, Inc.:
2.250%, 08/19/2023
Callable 06/19/2023	2,350,000	2,359,982
2.600%, 08/19/2026
Callable 05/19/2026	1,000,000	988,715
2.200%, 02/21/2027
Callable 12/21/2026	2,500,000	2,414,830
		7,892,823
Chemicals - 2.0%
Air Products and Chemicals, Inc.
1.500%, 10/15/2025
Callable 09/15/2025	4,000,000	3,821,201
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	2,000,000	1,981,890
		5,803,091
Communications Equipment - 1.4%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	4,000,000	4,032,806

Computers & Peripherals - 2.0%
Apple, Inc.:
2.400%, 05/03/2023	3,250,000	3,270,354
2.500%, 02/09/2025	2,515,000	2,513,138
		5,783,492
Consumer Finance - 3.7%
American Express Co.:
2.500%, 08/01/2022
Callable 07/01/2022	3,000,000	3,010,706
3.400%, 02/27/2023
Callable 01/27/2023	2,500,000	2,531,399
2.500%, 07/30/2024
Callable 06/30/2024	1,063,000	1,059,444
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	2,011,572
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,086,631
		10,699,752
Containers & Packaging - 1.6%
Ball Corp.
5.250%, 07/01/2025	4,252,000	4,510,203

Diversified Financials - 4.0%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	3,788,000	3,832,166
2.700%, 05/18/2023
Callable 03/18/2023	1,855,000	1,863,784
3.875%, 02/01/2024	1,750,000	1,789,262
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,535,109
3.200%, 06/15/2026
Callable 03/15/2026	636,000	640,837
		11,661,158
Diversified Telecommunication Services - 5.7%
AT&T, Inc.:
3.000%, 06/30/2022
Callable 04/30/2022	2,230,000	2,232,653
1.700%, 03/25/2026
Callable 03/25/2023	1,450,000	1,374,742
3.800%, 02/15/2027
Callable 11/15/2026	2,000,000	2,049,593
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,196,354
Verizon Communications, Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,784,371
4.125%, 03/16/2027	2,000,000	2,082,182
2.100%, 03/22/2028
Callable 01/22/2028	3,000,000	2,807,232
		16,527,127
Electrical Equipment - 0.3%
Rockwell Automation, Inc.
0.350%, 08/15/2023	825,000	802,897

Electrical Equipment & Instruments - 2.8%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	6,500,000	6,574,595
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,437,961
		8,012,556
Electronic Equipment & Instruments - 1.6%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,566,819

Household Products - 0.3%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	865,224

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.
2.500%, 11/29/2022
Callable 08/29/2022	2,500,000	2,511,428

IT Services - 0.6%
PayPal Holdings, Inc.
1.650%, 06/01/2025	1,860,000	1,791,912

Life Sciences Tools & Services - 3.2%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,545,178
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	4,000,000	3,853,530
		9,398,708
Media & Entertainment - 1.4%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	4,088,323

Oil & Gas & Consumable Fuels - 4.6%
Chevron Corp.:
2.355%, 12/05/2022
Callable 09/05/2022	1,000,000	1,004,344
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,881,497
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,963,000	3,021,719
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,074,295
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	4,350,000	4,374,794
		13,356,649
Personal Products - 0.2%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	556,000	547,805

Pharmaceuticals - 4.2%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,780,592
2.950%, 03/15/2025
Callable 12/15/2024	3,925,000	3,957,667
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,830,097
Zoetis, Inc.
3.250%, 02/01/2023
Callable 11/01/2022	1,664,000	1,676,047
		12,244,403
Real Estate Investment Trusts - 3.5%
American Tower Corp.:
3.500%, 01/31/2023	3,500,000	3,534,218
5.000%, 02/15/2024	2,500,000	2,589,396
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	3,987,531
		10,111,145
Road & Rail - 4.6%
Burlington Northern Santa Fe, LLC:
3.000%, 03/15/2023
Callable 12/15/2022	4,695,000	4,732,023
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,274,251
Union Pacific Corp.:
3.250%, 01/15/2025
Callable 10/15/2024	3,295,000	3,330,080
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,104,331
		13,440,685
Semiconductor Equipment & Products - 0.8%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,307,752

Semiconductors & Semiconductor Equipment - 1.3%
NVIDIA Corp.
1.550%, 06/15/2028
Callable 04/15/2028	4,000,000	3,687,704

Software - 4.8%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	4,280,000	4,192,603
Oracle Corp.:
2.500%, 10/15/2022	3,000,000	3,010,222
2.650%, 07/15/2026
Callable 04/15/2026	2,000,000	1,922,971
3.250%, 11/15/2027
Callable 08/15/2027	2,000,000	1,948,966
2.300%, 03/25/2028
Callable 01/25/2028	3,000,000	2,750,939
		13,825,701
Specialty Retail - 2.0%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	1,000,000	977,626
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	2,125,000	2,127,488
2.700%, 04/01/2023
Callable 01/01/2023	2,750,000	2,769,446
		5,874,560
TOTAL CORPORATE BONDS
(Cost $212,632,289)		209,417,143

U.S. GOVERNMENT ISSUES - 5.3%
U.S. Treasury Inflation Indexed Bonds - 1.5%
0.625%, 01/15/2024	4,217,255	4,439,873

U.S. Treasury Notes - 3.8%
1.750%, 07/15/2022	2,000,000	2,006,279
1.375%, 02/15/2023	2,000,000	1,996,649
2.000%, 02/15/2023	2,000,000	2,007,196
2.000%, 02/15/2025	2,000,000	1,974,336
2.000%, 08/15/2025	1,000,000	983,672
1.625%, 02/15/2026	2,000,000	1,936,016
		10,904,148
TOTAL U.S. GOVERNMENT ISSUES
(Cost $15,230,884)		15,344,021

U.S. GOVERNMENT SPONSORED ENTITIES - 8.8%
Fannie Mae - 0.6%
0.500%, 06/17/2025	1,852,000	1,738,398

Federal Home Loan Banks - 7.1%
0.300%, 01/27/2026
Callable 10/27/2021 (a)	3,000,000	2,824,169
2.375%, 03/13/2026	3,575,000	3,554,004
0.500%, 03/30/2026
Callable 03/30/2022 (a)	3,000,000	2,851,198
0.650%, 01/27/2028
Callable 07/27/2021 (a)	4,000,000	3,700,660
2.820%, 06/27/2029
Callable 06/27/2022 (a)	4,000,000	3,904,404
1.000%, 01/27/2031
Callable 10/27/2021 (a)	4,000,000	3,639,946
		20,474,381
Freddie Mac - 1.1%
0.750%, 05/28/2025
Callable 05/28/2021	3,500,000	3,327,473

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $27,168,578)		25,540,252

US GOVERNMENT AGENCY ISSUE - 11.8%
Federal Home Loan Banks - 11.8%
0.500%, 12/17/2024
Callable 06/17/2022 (a)	2,500,000	2,436,191
2.000%, 04/14/2025
Callable 04/14/2023 (a)	5,000,000	4,989,123
0.500%, 10/28/2025
Callable 10/28/2022 (a)	3,000,000	2,880,070
1.000%, 02/17/2026
Callable 02/17/2023 (a)	2,500,000	2,439,719
0.500%, 05/26/2026
Callable 11/26/2021 (a)	2,500,000	2,379,733
0.625%, 10/28/2026
Callable 04/28/2022 (a)	3,000,000	2,862,288
1.250%, 11/10/2026
Callable 11/10/2022 (a)	3,000,000	2,856,185
0.750%, 01/25/2027
Callable 4/25/2022 (a)	2,500,000	2,407,135
1.500%, 03/10/2027
Callable 06/10/2022 (a)	3,150,000	3,115,090
1.000%, 11/16/2028
Callable 05/16/2022 (a)	3,000,000	2,840,424
1.000%, 09/30/2031
Callable 12/30/2021 (a)	3,000,000	2,765,554
1.250%, 12/15/2033
Callable 06/15/2022 (a)	2,500,000	2,316,980
		34,288,492
TOTAL US GOVERNMENT AGENCY ISSUE
(Cost $35,626,970)		34,288,492

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25%(b)	8,653,164	8,653,165
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.23%(b)	83,277	83,277
		8,736,442
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,736,442)		8,736,442

Total Investments - 101.2%		293,326,350
(Cost $299,395,163)
Liabilities in Excess of Other Assets - (1.2)%		(3,488,201)
TOTAL NET ASSETS - 100.0%		$289,838,149

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.

("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM FIXED INCOME FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

U.S. Government Sponsored Entities	20.6%
Industrials	13.7%
Financials	13.0%
Information Technology	12.4%
Health Care	10.2%
Communication Services	7.1%
U.S. Government Issues	5.3%
Energy	4.6%
Materials	3.6%
Real Estate	3.5%
Money Market Funds	3.0%
Consumer Discretionary	2.9%
Consumer Staples	1.3%
Liabilities in excess of other assets	-1.2%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$209,417,143	$–	$209,417,143
U.S. Government Issues	–	15,344,021	–	15,344,021
U.S. Government Sponsored Entities	–	59,828,744	–	59,828,744
Short-Term Investment	8,736,442	–	–	8,736,442
Total Investments	$8,736,442	$284,589,908	$–	$293,326,350